Payables and Accrued Liabilities - Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 436	$ 1,087
Salaries, employment taxes and benefits	132	64
Accrued audit fees	208	216
PIP study payables	3	118
Accrued severance	171	427
Accrued offering costs (note 21)	480
Other accrued liabilities	267	236
Payables and accrued liabilities	$ 1,697	$ 2,148